CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Operations [Abstract]
Charter Revenues	$ 20,654	$ 17,895	$ 17,697
Charter Costs	(2,215)	(1,815)	(1,448)
Vessel Operating Costs	(25,173)	(20,454)	(24,137)
General and Administrative Costs	(4,757)	(4,222)	(4,503)
Depreciation Costs	(17,298)	(17,472)	(16,152)
Impairment Loss on Vessels	(160,080)	0	0
Net Operating Loss	(188,869)	(26,068)	(28,543)
Interest Income	207	298	10
Interest Costs	(8,031)	(4,880)	(3,467)
Other Financial Costs	(601)	327	(151)
Total Financial Costs	(8,425)	(4,255)	(3,608)
Loss before income taxes	(197,294)	(30,323)	(32,151)
Income Tax Benefit	0	997	0
Net Loss and Comprehensive Loss	$ (197,294)	$ (29,326)	$ (32,151)
Basic and Diluted Loss per Share (in dollars per share)	$ (31.50)	$ (5.33)	$ (15.35)
Basic and Diluted Average Number of Common Shares Outstanding (in shares)	6,263,094	5,499,561	2,093,926
Cash dividends declared per common share (in dollars per share)	$ 0.30	$ 0.80	$ 2.80